Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other current liabilities
Accrued charges	€ 13,100	€ 3,277	€ 4,711
Deferred income	1,320	394	233
Total	€ 14,420	€ 3,671	€ 4,944